SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Elite Variable Annuity

American General Life Insurance Company (“AGL”) and The United States Life Insurance Company in the City of New York (“US Life”) are amending the Prospectus for the purpose of adding the following information.

MARKETLOCK FEATURE EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between May 1, 2009 and January 18, 2010 and you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit or if you purchased a contract between May 4, 2009 and May 31, 2010 and you elected the MarketLock For Life living benefit. As described in the prospectus, the first Income Base Evaluation Period and first Income Credit Period (not applicable to MarketLock For Life) ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, (the “Extension”) for an additional five years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary. In choosing the second Extension, only the Income Base Evaluation Period will extend for an additional five years, the Income Credit Period will no longer continue, and your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension. If you elect the second Extension, we will send you a new contract endorsement.

If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation Period at this time. If you are eligible for but do not elect this second Extension, you will not be eligible for any subsequent Extensions in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit you elected at the time you purchased your contract, please see the MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life section under OPTIONAL LIVING BENEFITS in the prospectus. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you.

How do I elect the second Extension?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year, however, the Income Credit Period will no longer continue.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the second Extension?

If you elect the MarketLock Income Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life Plus second Extension, the fee for the feature will be increased by 0.05% as follows:

Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	1.20%	1.25%
Two	1.45%	1.50%

If you elect the MarketLock For Life second Extension, the fee for the feature will be increased by 0.05% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension (calculated as a percentage of the Income Base)	Annualized Fee After Second Extension (calculated as a percentage of the Income Base)
One	0.95%	1.00%
Two	1.20%	1.25%

What are the investment requirements if I elect the second Extension?

If you elect the second Extension for MarketLock Income Plus, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1

  At least 50% and up to 100% in one or more of the following:

                   SA DFA Ultra Short  Bond

                   SA VCP Dynamic Allocation

                   SA VCP Dynamic Strategy

  Up to 50% in one or more of the following Variable Portfolios:

                  SA Allocation Balanced

                  SA Allocation Moderate

                  SA Allocation Moderate Growth

Option 2	25% SA VCP Dynamic Allocation Portfolio and 25% SA VCP Dynamic Strategy Portfolio and 50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	SA Allocation Balanced	33.50%	0.00%	0.00%
	SA Allocation Moderate	0.00%	33.50%	0.00%
	SA Allocation Moderate Growth	0.00%	0.00%	33.50%
	SA American Funds Global Growth	0.99%	1.16%	1.32%
	SA American Funds Growth	0.33%	0.50%	0.66%
	SA American Funds Growth-Income	0.66%	0.83%	0.99%
	Fidelity VIP Contrafund	0.50%	0.66%	0.99%
	Fidelity VIP Equity-Income	1.32%	1.49%	1.65%
	Fidelity VIP Investment Grade Bond	7.74%	5.25%	3.46%
	Fidelity VIP Mid Cap	1.98%	2.81%	3.14%
	Fidelity VIP Overseas	0.99%	1.32%	1.65%
	T. Rowe Price Blue Chip Growth II	0.50%	0.66%	0.66%
	T. Rowe Price Equity Income II	1.49%	1.82%	1.98%
	Total	50.00%	50.00%	50.00%

If you elect the second Extension for MarketLock For Life Plus or MarketLock For Life, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:

Option 1	At least 50% and up to 100% in one or more of the following: SA DFA Ultra Short Bond SA VCP Dynamic Allocation SA VCP Dynamic Strategy

	Up to 50% in one or more of the following Variable Portfolios: SA Allocation Balanced SA Allocation Moderate SA Allocation Moderate Growth
Option 2	25% SA VCP Dynamic Allocation Portfolio and 25% SA VCP Dynamic Strategy Portfolio and 50% in one of the following:
	Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
	SA Allocation Balanced	33.50%	0.00%	0.00%
	SA Allocation Moderate	0.00%	33.50%	0.00%
	SA Allocation Moderate Growth	0.00%	0.00%	33.50%
	SA American Funds Global Growth	0.99%	1.16%	1.32%
	SA American Funds Growth	0.33%	0.50%	0.66%
	SA American Funds Growth-Income	0.66%	0.83%	0.99%
	Fidelity VIP Contrafund	0.50%	0.66%	0.99%
	Fidelity VIP Equity-Income	1.32%	1.49%	1.65%
	Fidelity VIP Investment Grade Bond	7.74%	5.25%	3.46%
	Fidelity VIP Mid Cap	1.98%	2.81%	3.14%
	Fidelity VIP Overseas	0.99%	1.32%	1.65%
	T. Rowe Price Blue Chip Growth II	0.50%	0.66%	0.66%
	T. Rowe Price Equity Income II	1.49%	1.82%	1.98%
	Total	50.00%	50.00%	50.00%
Option 3

 At least 50% and up to 100% in one or more of the following:

                 SA DFA Ultra Short Bond

                 SA VCP Dynamic Allocation

                 SA VCP Dynamic Strategy

 Up to 50% in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Non Restricted	Minimum 0% Maximum 50%

Premier Portfolios

Fidelity VIP Investment Grade Bond

Seasons Strategies

Balanced Growth Strategy

Conservative Growth Strategy

Growth Strategy

Moderate Growth Strategy

Select Portfolios

SA DFA Ultra Short Bond

SA Multi-Managed Diversified Fixed Income

SA Wellington Real Return

Managed Allocation Portfolios

SA Allocation Balanced Portfolio

SA Allocation Moderate Portfolio

SA Allocation Moderate Growth Portfolio

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 7.5%

Premier Portfolios

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA AB Growth

Fidelity VIP Contrafund

Fidelity VIP Equity-Income

Fidelity VIP Mid Cap

Fidelity VIP Overseas

T. Rowe Price Blue Chip Growth II

T. Rowe Price Equity Income II

Select Portfolios

SA Multi-Managed International Equity

SA Multi-Managed Large Cap Growth

SA Multi-Managed Large Cap Value

SA Multi-Managed Mid Cap Growth

SA Multi-Managed Mid Cap Value

SA Multi-Managed Small Cap

Focused Portfolio

SA Columbia Focused Value Portfolio

As a reminder, you also have the option to cancel your MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your feature, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

Dated:   April 11, 2019

Please keep this Supplement with your Prospectus